Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Interest-bearing Loans and Borrowings

	Year ended December 31
	2017	2018
	(in £)
Novartis Notes – see Note 18a	1,977,393	2,038,881
Bank loan – see Note 18b	18,774,924	19,445,756

At December 31	20,752,317	21,484,637

Current	1,939,806	6,837,884
Non-current	18,812,511	14,646,753